Summary of significant accounting policies - Fair value measurements (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Fair value measurements
Short-term Investments	$ 11,412	¥ 78,462
Recurring | Wealth management products
Fair value measurements
Short-term Investments		78,462
Level 2 | Recurring | Wealth management products
Fair value measurements
Short-term Investments		¥ 78,462